UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $119,404 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     4665    59054 SH       Sole                    46414        0    12640
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    13811   357323 SH       Sole                   280085        0    77238
ACTUATE CORP                   COM              00508B102     7622  1712859 SH       Sole                  1346830        0   366029
APPLIED MATLS INC              COM              038222105     9005   749194 SH       Sole                   588998        0   160196
COMFORT SYS USA INC            COM              199908104     4933   510684 SH       Sole                   401503        0   109181
CULP INC                       COM              230215105     7200   656901 SH       Sole                   520941        0   135960
EPICOR SOFTWARE CORP           COM              29426L108     5692   712434 SH       Sole                   570726        0   141708
JDA SOFTWARE GROUP INC         COM              46612K108    18339   834372 SH       Sole                   655742        0   178630
KNOLL INC                      COM NEW          498904200     3889   292636 SH       Sole                   230095        0    62541
LAM RESEARCH CORP              COM              512807108     7659   201226 SH       Sole                   158210        0    43016
MONARCH CASINO & RESORT INC    COM              609027107     6351   626960 SH       Sole                   492887        0   134073
MTS SYS CORP                   COM              553777103     4205   145006 SH       Sole                   113970        0    31036
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    11023   769214 SH       Sole                   604788        0   164426
THOR INDS INC                  COM              885160101     7514   316375 SH       Sole                   248749        0    67626
TYLER TECHNOLOGIES INC         COM              902252105     7496   482973 SH       Sole                   379736        0   103237